Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted income (loss) per share of common stock:

	For the year ended December 31,
($ and shares in millions, except per share amounts)	2024	2023	2022
Numerator:
Net income from continuing operations attributable to IGT PLC	117	116	420
Net income (loss) from discontinued operations attributable to IGT PLC	231	41	(145)
Net income attributable to IGT PLC	348	156	275

Denominator:
Weighted-average shares - basic	202	200	202
Incremental shares under stock based compensation plans	2	3	2
Weighted-average shares - diluted	204	203	203

Net income from continuing operations attributable to IGT PLC per common share - basic	0.58	0.58	2.08
Net income from continuing operations attributable to IGT PLC per common share - diluted	0.57	0.57	2.07
Net income (loss) from discontinued operations attributable to IGT PLC per common share - basic	1.15	0.20	(0.72)
Net income (loss) from discontinued operations attributable to IGT PLC per common share - diluted	1.14	0.20	(0.71)
Net income attributable to IGT PLC per common share - basic	1.73	0.78	1.36
Net income attributable to IGT PLC per common share - diluted	1.71	0.77	1.35